SUMMARY PROSPECTUS
Franklin U.S. Government Securities Fund Franklin Custodian Funds February 1, 2018 as amended September 10, 2018

Class A	Class A1	Class C	Class R	Class R6	Advisor Class
FKFSX	FKUSX	FRUGX	FUSRX	FGORX	FUSAX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund's prospectus and statement of additional information, both dated February 1, 2018, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Franklin U.S. Government Securities Fund

Investment Goal

Income.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 111 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)

	Class A1	Class A1	Class C2	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[3]	None[3]	1.00%	None	None	None

1. The Fund publicly began offering Class A shares (formerly Class M shares) on September 10, 2018.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

3. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More – Income, U.S. Government Securities and Utilities Funds" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On September 10, 2018, all outstanding Class A shares were renamed Class A1 shares and all outstanding Class M shares were renamed Class A shares. As of September 7, 2018, Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A1	Class A1	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees[2]	0.25%	0.15%	0.65%	0.50%	None	None
Other expenses[3]	0.17%	0.17%	0.17%	0.17%	0.05%	0.17%
Total annual Fund operating expenses	0.87%	0.77%	1.27%	1.12%	0.50%	0.62%

1. The Fund publicly began offering Class A shares on September 10, 2018. Other expenses for Class A are based on estimated amounts for the current fiscal year.

2. Class R distribution and service (12b-1) fees have been restated to reflect the current fiscal year's distribution and service (12b-1) fees.

3. Other expenses of the Fund have been restated to exclude non-recurring period expenses and for Class R6 shares, to reflect current fiscal year expenses. If the non-recurring prior period expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 510	$ 691	$ 887	$ 1,452
Class A1	$ 500	$ 661	$ 835	$ 1,339
Class C	$ 229	$ 403	$ 697	$ 1,534
Class R	$ 114	$ 356	$ 617	$ 1,363
Class R6	$ 51	$ 160	$ 280	$ 628
Advisor Class	$ 63	$ 199	$ 346	$ 774
If you do not sell your shares:
Class C	$ 129	$ 403	$ 697	$ 1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86.72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund presently invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes). Ginnie Maes represent an ownership interest in mortgage loans pooled together for sale to investors to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, Ginnie Maes provide investors with monthly payments of interest and principal as well as any unscheduled prepayments on the underlying mortgage loans.

Ginnie Maes carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. The full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Prepayment   The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Extension   The market value of some debt securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated, particularly when interest rates rise. When that occurs, the effective maturity date of the Fund’s investment may be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Such extension may also effectively lock-in a below market interest rate and reduce the value of the debt security.

Ginnie Maes   Ginnie Maes differ from conventional corporate debt securities because principal is paid back monthly over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. Because of prepayments, Ginnie Maes may be less effective than some other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than some other debt securities to a decline in market value when interest rates rise.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit   U.S. government investments generally have the least credit risk but are not completely free of credit risk. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including securities issued by Ginnie Mae. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives as the Fund.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q4'08	3.86%
Worst Quarter:	Q2'13	-2.09%

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2017

	1 Year	5 Years	10 Years
Franklin U.S. Government Securities Fund - Class A (formerly Class M)
Return Before Taxes	-3.60%	0.11%	2.62%
Return After Taxes on Distributions	-4.86%	-1.30%	1.15%
Return After Taxes on Distributions and Sale of Fund Shares	-2.04%	-0.55%	1.42%
Franklin U.S. Government Securities Fund - Class A1 (formerly Class A)	-3.60%	0.11%	2.62%
Franklin U.S. Government Securities Fund - Class C	-0.73%	0.48%	2.56%
Franklin U.S. Government Securities Fund - Class R	0.39%	0.63%	2.71%
Franklin U.S. Government Securities Fund - Class R6	1.04%	1.27%[1]	—
Franklin U.S. Government Securities Fund - Advisor Class	0.90%	1.13%	3.22%
Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes)	1.14%	0.92%	2.70%
Lipper GNMA Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	1.05%	1.03%	3.42%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has not been adjusted to reflect differences in Rule 12b-1 fees between classes. If Class A shares’ performance was recalculated to reflect Class A shares’ Rule 12b-1 fees, the performance shown would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Roger Bayston, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 1993.

Paul Varunok   Portfolio Manager of Advisers and portfolio manager of the Fund since 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund's distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin Templeton Distributors, Inc. One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin U.S. Government Securities Fund

Investment Company Act file #811-00537
© 2018 Franklin Templeton Investments. All rights reserved.
110 PSUM 09/18	00070363